MFS

VARIABLE

ACCOUNT

Annual Report

to

Contract Owners

December 31, 2017

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and subsidiaries and

Contract Owners of MFS Variable Account:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of MFS Variable Account (comprised of the sub-accounts listed in the Appendix, (collectively, “the Accounts”)), as of December 31, 2017, and the related statements of operations for the year then ended indicated in the Appendix, the statements of changes in contract owners’ equity for each of the years in the two-year period then ended indicated in the Appendix, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Accounts as of December 31, 2017, the results of their operations for the year then ended, the changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company and subsidiaries separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company and subsidiaries separate account investment companies since at least 1981.

Columbus, Ohio

March 16, 2018

Appendix

We have audited the following sub-accounts’ Statements of Operations for the year ended December 31, 2017 and Statements of Changes in Contract Owners’ Equity for each of the years in the two-year period ended December 31, 2017.

MASSACHUSETTS FINANCIAL SERVICES CO.
Growth Stock Fund - Class A (MIG)
MFS Bond Fund - Class A (MFB)
MFS Growth Fund - Class A (MEG)
MFS High Income Fund - Class A (MFH)
MFS Research Fund - Class A (MFR)
MFS Strategic Income Fund - Class A (MSI)
MFS Total Return Fund - Class A (MTR)
MFS U.S. Government Money Market Fund (MMM)
Massachusetts Investors Trust - Class A (MIT)
NATIONWIDE FUNDS GROUP
NVIT Money Market Fund - Class I (SAM)

MFS VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2017

Assets:
Investments at fair value:
Growth Stock Fund - Class A (MIG)
1,211,983 shares (cost $22,208,684)	$33,705,259
MFS Bond Fund - Class A (MFB)
347,791 shares (cost $4,649,174)	4,917,771
MFS Growth Fund - Class A (MEG)
38,927 shares (cost $1,908,459)	3,501,499
MFS High Income Fund - Class A (MFH)
1,116,022 shares (cost $3,856,080)	3,839,117
MFS Research Fund - Class A (MFR)
180,763 shares (cost $5,549,975)	7,610,126
MFS Strategic Income Fund - Class A (MSI)
179,439 shares (cost $1,168,037)	1,189,679
MFS Total Return Fund - Class A (MTR)
680,782 shares (cost $10,613,413)	13,023,361
MFS U.S. Government Money Market Fund (MMM)
3,013,240 shares (cost $3,013,240)	3,013,240
Massachusetts Investors Trust - Class A (MIT)
265,366 shares (cost $6,075,417)	8,531,513
NVIT Money Market Fund - Class I (SAM)
731,750 shares (cost $731,750)	731,750

Total Investments	$80,063,315

Other Accounts Receivable	1,999
Accounts Payable - Massachusetts Investors Trust - Class A (MIT)	(3,336)

$80,061,978

Contract Owners’ Equity:
Accumulation units	79,472,515
Contracts in payout (annuitization) period (note 1f)	589,463

Total Contract Owners’ Equity (note 5)	$80,061,978

See accompanying notes to financial statements.

MFS VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2017

Investment Activity:	Total	MIG	MFB	MEG	MFH	MFR	MSI	MTR
Reinvested dividends	$1,101,808	282,473	160,112	-	201,910	75,998	36,723	256,266
Mortality and expense risk charges (note 2)	(1,019,153)	(416,813)	(67,637)	(42,839)	(55,523)	(95,689)	(14,784)	(171,390)

Net investment income (loss)	82,655	(134,340)	92,475	(42,839)	146,387	(19,691)	21,939	84,876

Realized gain (loss) on investments	3,862,091	2,184,908	184,997	234,707	15,308	532,189	(2,455)	361,501
Change in unrealized gain (loss) on investments	5,828,308	3,684,337	(39,705)	536,798	35,687	392,351	28,217	423,305

Net gain (loss) on investments	9,690,399	5,869,245	145,292	771,505	50,995	924,540	25,762	784,806

Reinvested capital gains	3,513,990	1,893,560	-	90,597	-	542,672	-	471,099

Net increase (decrease) in contract owners’ equity resulting from operations	$13,287,044	7,628,465	237,767	819,263	197,382	1,447,521	47,701	1,340,781

Investment Activity:	MMM	MIT	SAM
Reinvested dividends	$7,863	78,077	2,386
Mortality and expense risk charges (note 2)	(42,616)	(105,605)	(6,257)

Net investment income (loss)	(34,753)	(27,528)	(3,871)

Realized gain (loss) on investments	-	350,936	-
Change in unrealized gain (loss) on investments	-	767,318	-

Net gain (loss) on investments	-	1,118,254	-

Reinvested capital gains	-	516,062	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(34,753)	1,606,788	(3,871)

See accompanying notes to financial statements.

MFS VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2017 and 2016

	Total		MIG		MFB		MEG
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$82,655	117,828	(134,340)	(178,728)	92,475	117,514	(42,839)	(38,882)
Realized gain (loss) on investments	3,862,091	2,999,471	2,184,908	1,534,162	184,997	172,334	234,707	95,437
Change in unrealized gain (loss) on investments	5,828,308	(1,133,589)	3,684,337	(1,389,821)	(39,705)	8,902	536,798	(81,728)
Reinvested capital gains	3,513,990	2,377,745	1,893,560	1,463,975	-	-	90,597	48,544

Net increase (decrease) in contract owners’ equity resulting from operations	13,287,044	4,361,455	7,628,465	1,429,588	237,767	298,750	819,263	23,371

Equity transactions:
Purchase payments received from contract owners (note 3)	1,212,671	845,001	109,758	491,195	-	88,801	40,123	150
Transfers between funds	-	-	124,899	(79,282)	(98,858)	8,367	80,276	(189)
Redemptions (note 3)	(9,499,481)	(12,253,723)	(4,250,910)	(3,629,057)	(600,936)	(1,484,772)	(367,480)	(207,845)
Annuity benefits	(88,508)	(106,768)	(42,313)	(40,548)	(5,072)	(7,519)	(108)	(638)
Contract maintenance charges (note 2)	(35,923)	(39,077)	(14,890)	(15,913)	(1,798)	(2,229)	(1,392)	(1,505)
Contingent deferred sales charges (note 2)	(5,719)	(856)	(2,862)	(289)	(289)	(240)	(1,134)	-
Adjustments to maintain reserves	(68,650)	(39,664)	22,061	3,489	(8,451)	17,732	(4,616)	47

Net equity transactions	(8,485,610)	(11,595,087)	(4,054,257)	(3,270,405)	(715,404)	(1,379,860)	(254,331)	(209,980)

Net change in contract owners’ equity	4,801,434	(7,233,632)	3,574,208	(1,840,817)	(477,637)	(1,081,110)	564,932	(186,609)
Contract owners’ equity beginning of period	75,260,544	82,494,176	30,135,004	31,975,821	5,395,731	6,476,841	2,936,426	3,123,035

Contract owners’ equity end of period	$80,061,978	75,260,544	33,709,212	30,135,004	4,918,094	5,395,731	3,501,358	2,936,426

CHANGES IN UNITS:
Beginning units	473,466	544,858	90,450	100,673	50,060	63,038	34,847	37,393
Units purchased	61,638	32,900	1,156	2,536	241	835	1,281	35
Units redeemed	(85,089)	(104,292)	(11,764)	(12,759)	(6,515)	(13,813)	(3,782)	(2,581)

Ending units	450,015	473,466	79,842	90,450	43,786	50,060	32,346	34,847

MFS VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2017 and 2016

	MFH		MFR		MSI		MTR
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$146,387	184,063	(19,691)	(29,666)	21,939	25,343	84,876	123,073
Realized gain (loss) on investments	15,308	(42,247)	532,189	585,075	(2,455)	(2,851)	361,501	270,149
Change in unrealized gain (loss) on investments	35,687	348,157	392,351	(326,620)	28,217	44,728	423,305	454,395
Reinvested capital gains	-	-	542,672	315,445	-	-	471,099	175,745

Net increase (decrease) in contract owners’ equity resulting from operations	197,382	489,973	1,447,521	544,234	47,701	67,220	1,340,781	1,023,362

Equity transactions:
Purchase payments received from contract owners (note 3)	38,044	(15,499)	53,153	70,087	129,637	1,075	193,480	123,929
Transfers between funds	(305,128)	220,393	3,236	8,971	(1,354)	67,911	(3,586)	664
Redemptions (note 3)	(365,784)	(509,598)	(984,571)	(1,278,652)	(70,654)	(83,037)	(1,562,530)	(2,980,448)
Annuity benefits	(8,670)	(7,336)	(10,220)	(9,645)	(1,421)	(1,599)	(15,459)	(15,365)
Contract maintenance charges (note 2)	(2,514)	(2,869)	(2,616)	(2,952)	(491)	(488)	(4,878)	(5,180)
Contingent deferred sales charges (note 2)	-	(198)	(497)	-	-	-	(791)	(5)
Adjustments to maintain reserves	12,055	22,556	(5,073)	(21,785)	761	(5,140)	2,744	(46,047)

Net equity transactions	(631,997)	(292,551)	(946,588)	(1,233,976)	56,478	(21,278)	(1,391,020)	(2,922,452)

Net change in contract owners’ equity	(434,615)	197,422	500,933	(689,742)	104,179	45,942	(50,239)	(1,899,090)
Contract owners’ equity beginning of period	4,274,151	4,076,729	7,107,568	7,797,310	1,085,579	1,039,637	13,072,503	14,971,593

Contract owners’ equity end of period	$3,839,536	4,274,151	7,608,501	7,107,568	1,189,758	1,085,579	13,022,264	13,072,503

CHANGES IN UNITS:
Beginning units	32,145	34,122	21,936	26,067	56,424	57,170	53,174	65,360
Units purchased	374	4,017	297	152	15,902	4,024	1,017	517
Units redeemed	(5,097)	(5,994)	(2,864)	(4,283)	(13,011)	(4,770)	(6,343)	(12,703)

Ending units	27,422	32,145	19,369	21,936	59,315	56,424	47,848	53,174

MFS VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2017 and 2016

	MMM		MIT		SAM
	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(34,753)	(48,919)	(27,528)	(33,679)	(3,871)	(2,291)
Realized gain (loss) on investments	-	-	350,936	387,412	-	-
Change in unrealized gain (loss) on investments	-	-	767,318	(191,602)	-	-
Reinvested capital gains	-	-	516,062	374,033	-	3

Net increase (decrease) in contract owners’ equity resulting from operations	(34,753)	(48,919)	1,606,788	536,164	(3,871)	(2,288)

Equity transactions:
Purchase payments received from contract owners (note 3)	34,793	12,613	139,547	31,771	474,136	40,879
Transfers between funds	(174,317)	(231,801)	130,467	(5,572)	244,365	10,538
Redemptions (note 3)	(393,768)	(461,733)	(784,927)	(1,537,510)	(117,921)	(81,071)
Annuity benefits	(1,810)	(5,249)	(3,435)	(18,869)	-	-
Contract maintenance charges (note 2)	(4,297)	(4,836)	(2,769)	(2,851)	(278)	(254)
Contingent deferred sales charges (note 2)	(146)	(120)	-	(4)	-	-
Adjustments to maintain reserves	(10,796)	(19,501)	(77,330)	8,967	(5)	18

Net equity transactions	(550,341)	(710,627)	(598,447)	(1,524,068)	600,297	(29,890)

Net change in contract owners’ equity	(585,094)	(759,546)	1,008,341	(987,904)	596,426	(32,178)
Contract owners’ equity beginning of period	3,598,415	4,357,961	7,519,836	8,507,740	135,331	167,509

Contract owners’ equity end of period	$3,013,321	3,598,415	8,528,177	7,519,836	731,757	135,331

CHANGES IN UNITS:
Beginning units	102,402	121,902	26,900	32,869	5,128	6,264
Units purchased	6,659	7,358	835	117	33,876	13,309
Units redeemed	(22,121)	(26,858)	(2,559)	(6,086)	(11,033)	(14,445)

Ending units	86,940	102,402	25,176	26,900	27,971	5,128

See accompanying notes to financial statements.

MFS VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2017

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The MFS Variable Account (the Separate Account) was established by resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services - Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Separate Account.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

MASSACHUSETTS FINANCIAL SERVICES CO.

Growth Stock Fund - Class A (MIG)

MFS Bond Fund - Class A (MFB)

MFS Growth Fund - Class A (MEG)

MFS High Income Fund - Class A (MFH)

MFS Research Fund - Class A (MFR)

MFS Strategic Income Fund - Class A (MSI)

MFS Total Return Fund - Class A (MTR)

MFS U.S. Government Money Market Fund (MMM)

Massachusetts Investors Trust - Class A (MIT)

NATIONWIDE FUNDS GROUP

NVIT Money Market Fund - Class I (SAM)

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2017 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

The Internal Revenue Service issued Rev. Rul. 81-225 on September 25, 1981 and IR-82-19 on February 3, 1982. The effect of Rev. Rul. 81-225 was to treat non-tax qualified contract owners, who purchased contracts or made purchase payments after December 31, 1980, as the owners of the underlying mutual fund shares for federal income tax purposes. Accordingly, the contract owner is responsible for the income tax on such investments in accordance with the requirements of the Internal Revenue Code.

Other operations of the Separate Account, including those associated with the non-tax qualified contracts existing as of the effective date of Rev. Rul. 81-225 (denoted with (81-225) in note 5), form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide income taxes within the Separate Account. Taxes on these contracts are generally the responsibility of the contract owner upon termination or withdrawal.

MFS VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Separate Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(i) Securities and Exchange Commission Regulations

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which requires standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X was August 1, 2017. Management has incorporated the changes necessary to the financial statements and disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 1.00% to 1.30%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 1.00% - 1.30% of the daily value of the allocations to the underlying fund options
Contract Issue Charge - assessed through a redemption in unit values	Up to $15 assessed against initial purchase payment
Contract Maintenance Charge - assessed through a redemption in unit values	Up to $30 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 5.00%
Sales Charge - assessed on the amount of purchase payments made to the contract	7.75%
Maximum Contingent Deferred Sales Charge Period	8 years

The following table provides variable account charges by asset fee rates for the period ended December 31, 2017.

	Total	MIG	MFB	MEG	MFH	MFR	MSI	MTR

1.00%	$1,058	$843	$-	$-	$-	$177	$-	$-
1.30%	1,018,095	415,970	67,637	42,839	55,523	95,512	14,784	171,390

Totals	$1,019,153	$416,813	$67,637	$42,839	$55,523	$95,689	$14,784	$171,390

	MMM	MIT	SAM

1.00%	$38	$-	$-
1.30%	42,578	105,605	6,257

Totals	$42,616	$105,605	$6,257

MFS VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2017 and 2016, total transfers to the Separate Account from the fixed account were $61,544 and $423,049, respectively, and total transfers from the Separate Account to the fixed account were $410,889 and $705,773, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•	Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•	Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•	Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Separate Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2017.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$80,063,315	$-	$-	$80,063,315

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2017 are as follows:

	Purchase of Investments	Sales of Investments
Growth Stock Fund - Class A (MIG)	$2,703,187	$4,992,723
MFS Bond Fund - Class A (MFB)	196,246	800,195
MFS Growth Fund - Class A (MEG)	259,155	465,400
MFS High Income Fund - Class A (MFH)	258,844	721,293
MFS Research Fund - Class A (MFR)	748,542	1,190,946
MFS Strategic Income Fund - Class A (MSI)	352,995	279,254
MFS Total Return Fund - Class A (MTR)	970,741	1,846,422
MFS U.S. Government Money Market Fund (MMM)	260,967	863,743
Massachusetts Investors Trust - Class A (MIT)	854,101	949,204
NVIT Money Market Fund - Class I (SAM)	892,483	296,069

	$7,497,261	$12,405,249

(5) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, Contract Owners’ Equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2017, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2017. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

MFS VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Growth Stock Fund - Class A (MIG)
Non-tax qualified
2017	1.00%	176	$438.115563	$77,108	0.88%	27.41%
2016	1.00%	158	343.868251	54,331	0.73%	5.10%
2015	1.00%	290	327.171032	94,880	0.82%	-1.04%
2014	1.00%	60	330.611508	19,837	0.61%	10.41%
2013	1.00%	405	299.433509	121,271	0.52%	28.85%
Tax qualified spectrum
2017	1.30%	58,073	435.032563	25,263,646	0.88%	27.02%
2016	1.30%	67,672	342.482414	23,176,470	0.73%	4.79%
2015	1.30%	74,202	326.840088	24,252,188	0.82%	-1.34%
2014	1.30%	81,823	331.281044	27,106,409	0.61%	10.08%
2013	1.30%	92,089	300.951671	27,714,338	0.52%	28.46%
Non-tax qualified spectrum
2017	1.30%	18,068	369.147277	6,669,753	0.88%	27.02%
2016	1.30%	19,077	290.613761	5,544,039	0.73%	4.79%
2015	1.30%	22,227	277.340448	6,164,446	0.82%	-1.34%
2014	1.30%	24,349	281.108837	6,844,719	0.61%	10.08%
2013	1.30%	26,453	255.372820	6,755,377	0.52%	28.46%
Non-tax qualified spectrum (81-225)
2017	1.30%	3,525	402.138421	1,417,538	0.88%	27.02%
2016	1.30%	3,543	316.586268	1,121,665	0.73%	4.79%
2015	1.30%	3,954	302.126704	1,194,609	0.82%	-1.34%
2014	1.30%	3,991	306.231869	1,222,171	0.61%	10.08%
2013	1.30%	4,045	278.195801	1,125,302	0.52%	28.46%
MFS Bond Fund - Class A (MFB)
Tax qualified spectrum
2017	1.30%	26,200	111.937129	2,932,753	3.09%	4.68%
2016	1.30%	29,310	106.928925	3,134,087	3.22%	4.44%
2015	1.30%	33,433	102.385665	3,423,060	3.46%	-1.66%
2014	1.30%	38,218	104.109805	3,978,869	3.60%	4.31%
2013	1.30%	48,586	99.804377	4,849,095	3.37%	-1.81%
Non-tax qualified spectrum
2017	1.30%	17,044	111.845689	1,906,298	3.09%	4.68%
2016	1.30%	20,074	106.841575	2,144,738	3.22%	4.44%
2015	1.30%	28,928	102.302021	2,959,393	3.46%	-1.66%
2014	1.30%	29,587	104.024741	3,077,780	3.60%	4.31%
2013	1.30%	33,190	99.722830	3,309,801	3.37%	-1.81%
Non-tax qualified spectrum (81-225)
2017	1.30%	542	112.283040	60,857	3.09%	4.68%
2016	1.30%	676	107.259355	72,507	3.22%	4.44%
2015	1.30%	677	102.702042	69,529	3.46%	-1.66%
2014	1.30%	686	104.431499	71,640	3.60%	4.31%
2013	1.30%	687	100.112772	68,777	3.37%	-1.81%
MFS Growth Fund - Class A (MEG)
Tax qualified spectrum
2017	1.30%	32,340	108.247042	3,500,709	0.00%	28.85%
2016	1.30%	34,840	84.010119	2,926,913	0.00%	0.89%
2015	1.30%	37,386	83.269333	3,113,107	0.00%	5.72%
2014	1.30%	39,215	78.766628	3,088,833	0.00%	7.11%
2013	1.30%	45,393	73.539092	3,338,160	0.00%	34.51%
Non-tax qualified spectrum (81-225)
2017	1.30%	6	108.247042	649	0.00%	28.85%
2016	1.30%	7	84.010119	588	0.00%	0.89%
2015	1.30%	7	83.269333	583	0.00%	5.72%
2014	1.30%	7	78.766628	551	0.00%	7.11%
2013	1.30%	7	73.539092	515	0.00%	34.51%

MFS VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
MFS High Income Fund - Class A (MFH)
Tax qualified spectrum
2017	1.30%	15,707	$138.690826	$2,178,417	4.76%	4.75%
2016	1.30%	18,544	132.399622	2,455,219	5.56%	11.91%
2015	1.30%	21,660	118.309060	2,562,574	5.45%	-5.07%
2014	1.30%	26,928	124.624440	3,355,887	5.58%	0.87%
2013	1.30%	31,807	123.549875	3,929,751	5.88%	4.96%
Non-tax qualified spectrum
2017	1.30%	9,780	136.586728	1,335,818	4.76%	4.75%
2016	1.30%	11,631	130.390972	1,516,577	5.56%	11.91%
2015	1.30%	10,492	116.514175	1,222,467	5.45%	-5.07%
2014	1.30%	10,885	122.733748	1,335,957	5.58%	0.87%
2013	1.30%	15,422	121.675491	1,876,479	5.88%	4.96%
Non-tax qualified spectrum (81-225)
2017	1.30%	1,935	138.690826	268,367	4.76%	4.75%
2016	1.30%	1,970	132.399622	260,827	5.56%	11.91%
2015	1.30%	1,970	118.309060	233,069	5.45%	-5.07%
2014	1.30%	2,016	124.624440	251,243	5.58%	0.87%
2013	1.30%	2,017	123.549875	249,200	5.88%	4.96%
MFS Research Fund - Class A (MFR)
Non-tax qualified
2014	1.00%	205	334.557520	68,584	0.65%	9.08%
2013	1.00%	52	306.703776	15,949	0.98%	30.79%
Tax qualified spectrum
2017	1.30%	12,645	406.845832	5,144,566	1.03%	21.75%
2016	1.30%	14,869	334.160316	4,968,630	0.91%	7.32%
2015	1.30%	16,233	311.361742	5,054,335	0.70%	-0.46%
2014	1.30%	18,422	312.793001	5,762,273	0.65%	8.75%
2013	1.30%	21,165	287.622767	6,087,536	0.98%	30.40%
Non-tax qualified spectrum
2017	1.30%	6,617	355.489458	2,352,274	1.03%	21.75%
2016	1.30%	6,960	291.979077	2,032,174	0.91%	7.32%
2015	1.30%	9,710	272.058379	2,641,687	0.70%	-0.46%
2014	1.30%	10,785	273.308964	2,947,637	0.65%	8.75%
2013	1.30%	11,680	251.315983	2,935,371	0.98%	30.40%
Non-tax qualified spectrum (81-225)
2017	1.30%	107	402.096866	43,024	1.03%	21.75%
2016	1.30%	107	330.259794	35,338	0.91%	7.32%
2015	1.30%	124	307.727339	38,158	0.70%	-0.46%
2014	1.30%	140	309.141891	43,280	0.65%	8.75%
2013	1.30%	150	284.265458	42,640	0.98%	30.40%
MFS Strategic Income Fund - Class A (MSI)
Tax qualified spectrum
2017	1.30%	36,676	19.986820	733,037	3.22%	4.31%
2016	1.30%	39,357	19.160440	754,097	3.63%	6.44%
2015	1.30%	43,433	18.001240	781,848	3.82%	-3.34%
2014	1.30%	46,962	18.624024	874,621	4.14%	1.64%
2013	1.30%	51,939	18.323509	951,705	4.51%	-0.02%
Non-tax qualified spectrum
2017	1.30%	17,742	19.986820	354,609	3.22%	4.31%
2016	1.30%	12,169	19.160440	233,163	3.63%	6.44%
2015	1.30%	12,861	18.001240	231,514	3.82%	-3.34%
2014	1.30%	13,017	18.624024	242,429	4.14%	1.64%
2013	1.30%	13,173	18.323509	241,376	4.51%	-0.02%
Non-tax qualified spectrum (81-225)
2017	1.30%	4,897	19.986820	97,867	3.22%	4.31%
2016	1.30%	4,898	19.160440	93,848	3.63%	6.44%
2015	1.30%	876	18.001240	15,769	3.82%	-3.34%
2014	1.30%	877	18.624024	16,333	4.14%	1.64%
2013	1.30%	878	18.323509	16,088	4.51%	-0.02%

MFS VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
MFS Total Return Fund - Class A (MTR)
Tax qualified spectrum
2017	1.30%	27,592	$273.249682	$7,539,505	1.95%	10.71%
2016	1.30%	31,745	246.816527	7,835,191	2.18%	7.46%
2015	1.30%	37,775	229.692386	8,676,630	2.40%	-1.68%
2014	1.30%	44,059	233.606166	10,292,454	2.19%	6.93%
2013	1.30%	52,575	218.472412	11,486,187	2.05%	17.33%
Non-tax qualified spectrum
2017	1.30%	20,115	264.496516	5,320,347	1.95%	10.71%
2016	1.30%	21,287	238.910106	5,085,679	2.18%	7.46%
2015	1.30%	27,443	222.334518	6,101,526	2.40%	-1.68%
2014	1.30%	28,680	226.122935	6,485,206	2.19%	6.93%
2013	1.30%	30,306	211.473976	6,408,930	2.05%	17.33%
Non-tax qualified spectrum (81-225)
2017	1.30%	141	270.591322	38,153	1.95%	10.71%
2016	1.30%	142	244.415334	34,707	2.18%	7.46%
2015	1.30%	142	227.457794	32,299	2.40%	-1.68%
2014	1.30%	184	231.333501	42,565	2.19%	6.93%
2013	1.30%	165	216.346976	35,697	2.05%	17.33%
MFS U.S. Government Money Market Fund (MMM)
Non-tax qualified
2017	1.00%	91	43.221081	3,933	0.24%	-0.75%
2016	1.00%	91	43.548401	3,963	0.07%	-0.92%
2015	1.00%	91	43.954522	4,000	0.00%	-1.00%
2014	1.00%	87	44.398498	3,863	0.00%	-1.00%
2013	1.00%	87	44.846955	3,902	0.00%	-1.00%
Tax qualified spectrum
2017	1.30%	54,084	34.583992	1,870,441	0.24%	-1.05%
2016	1.30%	64,335	34.951515	2,248,606	0.07%	-1.22%
2015	1.30%	73,460	35.384397	2,599,338	0.00%	-1.30%
2014	1.30%	73,911	35.850445	2,649,742	0.00%	-1.30%
2013	1.30%	85,217	36.322628	3,095,305	0.00%	-1.30%
Non-tax qualified spectrum
2017	1.30%	30,036	34.608008	1,039,486	0.24%	-1.05%
2016	1.30%	35,239	34.975799	1,232,512	0.07%	-1.22%
2015	1.30%	45,607	35.408981	1,614,897	0.00%	-1.30%
2014	1.30%	37,539	35.875352	1,346,725	0.00%	-1.30%
2013	1.30%	38,930	36.347867	1,415,022	0.00%	-1.30%
Non-tax qualified spectrum (81-225)
2017	1.30%	2,729	34.608008	94,445	0.24%	-1.05%
2016	1.30%	2,737	34.975799	95,729	0.07%	-1.22%
2015	1.30%	2,744	35.408981	97,162	0.00%	-1.30%
2014	1.30%	3,051	35.875352	109,456	0.00%	-1.30%
2013	1.30%	3,573	36.347867	129,871	0.00%	-1.30%
Massachusetts Investors Trust - Class A (MIT)
Tax qualified spectrum
2017	1.30%	16,680	349.546754	5,830,440	0.97%	21.96%
2016	1.30%	17,413	286.597389	4,990,520	0.88%	7.36%
2015	1.30%	19,508	266.942016	5,207,505	0.86%	-1.03%
2014	1.30%	22,220	269.709194	5,992,938	0.81%	9.55%
2013	1.30%	27,027	246.193417	6,653,869	0.85%	30.19%
Non-tax qualified spectrum
2017	1.30%	8,387	313.627457	2,630,393	0.97%	21.96%
2016	1.30%	9,378	257.146745	2,411,522	0.88%	7.36%
2015	1.30%	13,252	239.511152	3,174,002	0.86%	-1.03%
2014	1.30%	14,356	241.993979	3,474,066	0.81%	9.55%
2013	1.30%	15,298	220.894675	3,379,247	0.85%	30.19%

MFS VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Non-tax qualified spectrum (81-225)
2017	1.30%	109	$333.198128	$36,319	0.97%	21.96%
2016	1.30%	109	273.192963	29,778	0.88%	7.36%
2015	1.30%	109	254.456885	27,736	0.86%	-1.03%
2014	1.30%	120	257.094637	30,851	0.81%	9.55%
2013	1.30%	120	234.678715	28,161	0.85%	30.19%
NVIT Money Market Fund - Class I (SAM)
Tax qualified spectrum
2017	1.30%	18,377	26.155440	480,659	0.49%	-0.88%
2016	1.30%	4,281	26.387771	112,966	0.01%	-1.29%
2015	1.30%	2,994	26.732332	80,037	0.00%	-1.30%
2014	1.30%	3,758	27.084423	101,783	0.00%	-1.30%
2013	1.30%	4,350	27.441149	119,369	0.00%	-1.30%
Non-tax qualified spectrum
2017	1.30%	9,594	26.172428	251,098	0.49%	-0.88%
2016	1.30%	847	26.404910	22,365	0.01%	-1.29%
2015	1.30%	3,270	26.749696	87,472	0.00%	-1.30%
2014	1.30%	12,949	27.102012	350,944	0.00%	-1.30%
2013	1.30%	4,810	27.458970	132,078	0.00%	-1.30%

2017	Reserves for annuity contracts in payout phase:				$589,463
2017	Contract Owners’ Equity:				$80,061,978
2016	Reserves for annuity contracts in payout phase:				$631,795
2016	Contract Owners’ Equity:				$75,260,544
2015	Reserves for annuity contracts in payout phase:				$738,356
2015	Contract Owners’ Equity:				$82,494,176
2014	Reserves for annuity contracts in payout phase:				$854,021
2014	Contract Owners’ Equity:				$92,043,667
2013	Reserves for annuity contracts in payout phase:				$903,389
2013	Contract Owners’ Equity:				$97,419,758
*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded.